SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 3,901	$ 5,049	$ 5,720
Work-in-progress	428	554	2,920
Finished goods	427	552	562
Total inventory, net	$ 4,756	$ 6,155	$ 9,202